Convertible Notes (Details) - USD ($)		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023
Convertible Notes [Line Items]
Percentage of converted price	25.00%
Converted into ordinary shares (in Shares)	504,976
IPO [Member]
Convertible Notes [Line Items]
Amount received	$ 1,514,928	$ 504,976